IFRS 7 - Disclosure - Credit Risk - Summary of Securitization Exposures (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Securitization exposures [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Net of financial collateral	$ 6	$ 5